(Loss) Earnings Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted (Loss) Earnings Per Share [Abstract]
Net (Loss) Income (in Dollars and Yuan Renminbi)	$ (391,380)	¥ (2,655,549)	¥ (62,019,599)	¥ 13,251,753
Weighted average number of ordinary share outstanding
Basic	670,247	670,247	639,728	607,356
Diluted	670,247	670,247	639,728	607,356
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.58)	¥ (3.96)	¥ (96.95)	¥ 21.82
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.58)	¥ (3.96)	¥ (96.95)	¥ 21.82